Subsequent Events (Q3) (Details) - USD ($)		3 Months Ended	6 Months Ended			9 Months Ended		12 Months Ended
	Apr. 19, 2018	Oct. 04, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 24, 2017
Subsequent Event [Line Items]
Stock issued (in shares)						620,000
Stock issued, par value (in dollars per share)			$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of stock			$ 1,055,000	$ 0	$ 0	$ 122,000	$ 850,000	$ 0	$ 0
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued (in shares)			0			620,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Termination fee of SEDA	$ 100,000
Subsequent Event [Member] | Garden State Securities, Inc. ("GSS") [Member]
Subsequent Event [Line Items]
Percentage of purchase price of common stock	10.00%
Warrant to purchase shares of common stock (in shares)	86,957
Exercise price of warrants (in dollars per share)	$ 1.15
Warrant expiration period	5 years
Percentage of amount paid by investor	5.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Termination period of SEDA	18 months
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued (in shares)	869,565	380,000
Stock issued, par value (in dollars per share)	$ 0.001
Sale of stock, commitment period	2 years
Sale of stock at discount rate	8.00%
Shares issued as commitment fees (in shares)	100,000
Commitment period	2 years
Subsequent Event [Member] | Common Stock [Member] | Initial Shares [Member]
Subsequent Event [Line Items]
Proceeds from issuance of stock	$ 1,000,000
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Value of shares authorized for sale	$ 5,000,000